                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

October 23, 2002
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $54,046        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

ARACRUZ CELULOSE S A SPON SPON ADR C 038496204       147    10,000 SH            DEFINED                                    10,000
BARRICK GOLD CORP         COM        067901108     1,551   100,000 SH            DEFINED               100,000
BRAZIL FUND INC COMMON US COM        105759104       219    25,000 SH            DEFINED                25,000
BROOKSTONE INC            COM        114537103       580    47,130 SH            DEFINED                47,130
CHECKPOINT SOFTWARE TECH  ORD        M22465104       421    30,520 SH            DEFINED                30,520
CIGNA CORPORATION         COM        125509109    20,694   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       104    10,000 SH            DEFINED                                    10,000
DEVON ENERGY CORPORATION  COM        25179M103       586    12,139 SH            DEFINED                12,139
EL PASO CORP              COM        28336L109       527    63,764 SH            DEFINED                63,764
EMPRESA NACIONAL ELECRTIC SPONS ADR  29244T101       502    76,600 SH            DEFINED                                    76,600
ENERSIS SA SPON ADR       SPONS ADR  29274F104       333    74,200 SH            DEFINED                                    74,200
GENERAL COMMUNICATION     CL A       369385109        75    19,981 SH            DEFINED                19,981
INDIA FUND INC. USD0.001  COM        454089103     4,006   434,542 SH            DEFINED               434,542
LAN CHILE S.A. ADR        SPONS ADR  501723100        69    20,000 SH            DEFINED                                    20,000
MATAV RT-SPONSORED ADR    SPONS ADR  559776109       490    31,615 SH            DEFINED                                    31,615
MSDW INDIA INVESTMENT FUN COM        61745C105       655    76,556 SH            DEFINED                76,556
NORTEL NETWORKS CORP (NEW COM        656568102         4    10,000 SH            DEFINED                10,000
PETROLEO BRASILEIRO ADR   SPONS ADR  71654V101       783    80,000 SH            DEFINED                                    80,000
PLACER DOME               COM        725906101       244    26,146 SH            DEFINED                26,146
POSCO-ADR                 SPONS ADR  693483109       427    20,000 SH            DEFINED                                    20,000
ROYAL DUTCH PETROLEUM     NY REG EUR 780257804     6,456   159,920 SH            DEFINED               159,920
SOUTHERN PERU COPPER CORP COM        843611104       305    22,000 SH            DEFINED                22,000
TAIWAN FUND INC. COMMON U COM        874036106       242    30,000 SH            DEFINED                30,000
TAIWAN SEMICONDUCTOR MFG  SPONS ADR  874039100       440    69,600 SH            DEFINED                                    69,600
TELECOM DE CHILE ADR REP  SP ADR NEW 204449300       303    35,000 SH            DEFINED                                    35,000
TELEFONOS DE MEXICO SA    SP ADR ORD 879403780     1,830    65,000 SH            DEFINED                65,000
TEVA PHARMACEUTICALS INDS ADR        881624209     1,107    16,530 SH            DEFINED                16,530
TRANS CANADA PIPELINE LTD COM        893526103     2,136   150,000 SH            DEFINED               150,000
TREX COMPANY INC          COM        89531P105     8,118   296,932 SH            DEFINED               296,932
VIMPEL-COMMUNICATION-SP A SPONS ADR  68370R109       689    29,000 SH            DEFINED                                    29,000
